Basic and Diluted Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the years
ended December 31 (in thousands, except share and
per
share amounts):

	2020		2019
Numerator:	Class A	Class F	Class A	Class F

Net loss attributable to common stockholders	$(14,558)	$(3,556)	$(57,720)	$(14,344)

Denominator:
Weighted average shares outstanding, basic and diluted	28,412,457	6,941,352	27,817,465	6,941,352

Basic and diluted net loss per share	$(0.51)	$(0.51)	$(2.07)	$(2.07)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table discloses securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share:

	December 31,
	2020	2019

Common stock issued for exercise of stock options subject to nonrecourse promissory notes	16,514,103	16,204,428
Common stock issued for early exercise of stock options	99,548	456,307
Redeemable convertible preferred stock	90,268,364	81,871,209
Stock options	11,509,177	6,079,442
RSUs	114,624	—
Warrants to purchase Class A common stock	1,767,451	1,056,068
Warrants to purchase redeemable convertible preferred stock	931,668	1,133,566